PROSHARES TRUST
ProShares Carbon Offsets Strategy ETF
(the “Fund”)
Supplement dated April 20, 2022
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated April 20, 2022, each as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.